CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2014	Dec. 31, 2013
Current assets
Cash	$ 1,120,636	$ 427,436
Tenant receivables	16,282
Prepaid expenses and other current assets	14,908
Prepaid expenses		2,444
Inventory	62,805	0
Total current assets	1,214,631	429,680
Property and equipment, net	489,907	452,753
Deferred financing costs	89,444	0
Tenant receivables	17,316
Intangible assets, net	35,467
Other receivables, net		0
Other capitalized costs		0
Total Assets	1,846,765	882,433
Current liabilities
Accounts payable and accrued expenses	76,287	43,212
Accrued interest payable		0
Derivative liability	1,041,397	0
Long term liabilities
Convertible notes payable (net of debt discount), less current portion	767,059	609,950
Accrued stock payable	122,500
Tenant deposits	1,250	1,250
Total Liabilities	2,014,420	659,768
Stockholders' Equity (Deficiency)
Preferred stock, no par value; 5,000,000 share authorized; no shares issued and outstanding at September 30, 2014 and December 31, 2013		0
Additional paid-in capital	3,581,847	151,372
Accumulated deficit	(3,886,351)	782,255
Deficit accumulated during development stage		(710,962)
Total Stockholders' Equity (Deficiency)	(167,665)	222,665
Total Liabilities and Stockholders' Equity (Deficiency)	$ 1,846,765	$ 882,433